Consolidated Statement of Stockholders Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2018	$ 555,585	$ 750,000	$ 262,000	$ 5,236,456	$ (11,599,735)	$ (4,795,694)
Beginning balance, shares at Dec. 31, 2018	555,582,656	7,500
Shares issued for debt conversion	$ 20,000		(262,000)	242,000
Shares issued for cash	$ 174,249			1,924,950		2,099,199
Shares issued for cash, shares	174,250,000
Preferred conversions	$ 4,000	$ (80,000)		136,000	(60,000)
Preferred conversions, shares	4,000,000	(800)
Shares to be issued for compensation, shares	20,000,000
Shares returned from admin. hold	$ 75			(75)
Shares returned from admin. hold, shares	75,000
Preferred shares reclassed		$ (20,000)		20,000
Preferred shares reclassed, shares		(200)
Net Loss					(2,555,983)	(2,555,983)
Ending balance at Dec. 31, 2019	$ 753,909	$ 650,000		7,559,331	(14,215,718)	(5,252,478)
Ending balance, shares at Dec. 31, 2019	753,907,656	6,500
Shares issued for debt conversion	$ 1,700			32,300		34,000
Shares issued for debt conversion, shares	1,700,000
Shares issued for cash	$ 4,522			120,478		125,000
Shares issued for cash, shares	4,523,333
Preferred conversions	$ 2,000	$ (80,000)		78,000
Preferred conversions, shares	2,000,000	(800)
Net Loss					(313,574)	(313,574)
Ending balance at Mar. 31, 2020	$ 762,131	$ 570,000		7,790,110	(14,529,293)	(5,407,052)
Ending balance, shares at Mar. 31, 2020	762,130,989	5,700
Beginning balance at Dec. 31, 2019	$ 753,909	$ 650,000		7,559,331	(14,215,718)	(5,252,478)
Beginning balance, shares at Dec. 31, 2019	753,907,656	6,500
Net Loss						(543,077)
Ending balance at Jun. 30, 2020	$ 762,896	$ 570,000		7,799,345	(14,758,795)	(5,626,554)
Ending balance, shares at Jun. 30, 2020	762,895,515	5,700
Beginning balance at Dec. 31, 2019	$ 753,909	$ 650,000		7,559,331	(14,215,718)	(5,252,478)
Beginning balance, shares at Dec. 31, 2019	753,907,656	6,500
Shares issued for debt conversion	$ 15,735			189,494		$ 205,229
Shares issued for debt conversion, shares	15,735,202					482,870,234
Shares issued for cash	$ 43,762			1,089,081		$ 1,132,843
Shares issued for cash, shares	43,762,272
Preferred conversions	$ 5,000	$ (200,000)		195,000
Preferred conversions, shares	5,000,000	(2,000)
Commitment fee shares	$ 2,765		25,000	47,654		75,419
Commitment fee shares, shares	2,764,526
Common share subscriptions			36,179			36,179
Net Loss					(3,435,764)	(3,435,764)
Ending balance at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560	(17,651,482)	(7,238,572)
Ending balance, shares at Dec. 31, 2020	821,169,656	4,500
Beginning balance at Mar. 31, 2020	$ 762,131	$ 570,000		7,790,110	(14,529,293)	(5,407,052)
Beginning balance, shares at Mar. 31, 2020	762,130,989	5,700
Shares issued for S1 commitment	$ 765			9,235		10,000
Shares issued for S1 commitment, shares	764,526
Net Loss					(229,502)	(229,502)
Ending balance at Jun. 30, 2020	$ 762,896	$ 570,000		7,799,345	(14,758,795)	(5,626,554)
Ending balance, shares at Jun. 30, 2020	762,895,515	5,700
Beginning balance at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560	(17,651,482)	(7,238,572)
Beginning balance, shares at Dec. 31, 2020	821,169,656	4,500
Shares issued for cash	$ 44,213		(36,179)	3,075,969		3,084,003
Shares issued for cash, shares	44,213,053
Shares issued for warrant conversion	$ 1,798			(1,798)		(0)
Shares issued for warrant conversion, shares	1,797,861
Shares issued for Reg A offering	$ 16,667			483,333		500,000
Shares issued for Reg A offering, shares	16,666,667
Shares issued for acccrued dividend	$ 4,344			343,194		347,538
Shares issued for accrued dividend, shares	4,344,250
Conversion of Preferred Series D	$ 6,625	$ (450,000)		443,375
Conversion of Preferred Series D, shares	6,625,000	(4,500)
Shares issued for Induement	$ 1,250		(25,000)	23,750
Shares issued for Induement, shares	1,250,000
Net Loss					1,068,584	1,068,584
Ending balance at Mar. 31, 2021	$ 896,068			13,448,384	(16,582,898)	(2,238,447)
Ending balance, shares at Mar. 31, 2021	896,066,487
Beginning balance at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560	(17,651,482)	$ (7,238,572)
Beginning balance, shares at Dec. 31, 2020	821,169,656	4,500
Shares issued for debt conversion, shares						480,751,127
Net Loss						$ 836,728
Ending balance at Jun. 30, 2021	$ 921,651			13,498,310	(16,814,754)	(2,394,794)
Ending balance, shares at Jun. 30, 2021	921,650,238
Beginning balance at Mar. 31, 2021	$ 896,068			13,448,384	(16,582,898)	(2,238,447)
Beginning balance, shares at Mar. 31, 2021	896,066,487
Shares issued for cash	$ 36					36
Shares issued for cash, shares	36,283
Shares issued for warrant conversion	$ 547			(547)
Shares issued for warrant conversion, shares	547,468
Shares for Conversion	$ 25,000			50,473		75,473
Shares for Conversion, shares	25,000,000
Net Loss					(231,856.00)	(231,856)
Ending balance at Jun. 30, 2021	$ 921,651			$ 13,498,310	$ (16,814,754)	$ (2,394,794)
Ending balance, shares at Jun. 30, 2021	921,650,238